Loans receivable, net (Tables)	12 Months Ended
Dec. 31, 2021
Loans receivable, net
Schedule of loans receivable

	December 31,
	2021	2020
Loans receivable, gross
Personal loans	$8,027	$21,170
Corporate loans	6,167	4,719
Subtotal	14,194	25,889
Provision for loan losses	(3,558)	(2,172)
Total loans receivable, net	$10,636	$23,717
Less: classified as non-current loans receivable, net	(8,190)	(1,621)
Total current loans receivable, net	$2,446	$22,096

Schedule of loans receivable maturity analysis

For the year ending December 31,	Amount
2022	$2,446
2023	3,723
2024	4,465
2025	2
2026 and thereafter	—
Total loans	10,636

Schedule of aging of loans receivable

	December 31,
	2021	2020
1‑89 days past due	$—	$11
90‑179 days past due	1	6
180‑365 days past due	1	524
Over 1 year past due *	415	14,482
Total past due	$417	$15,023
Loans without overdue	10,219	8,694
Total loans, net	$10,636	$23,717

Schedule of Company's loan portfolio by categories

	December 31,
	2021	2020
Installment loans to individuals	$15	$11,741
Real estate backed loan	6,221	7,285
Securities backed loan	1,617	—
Commercial loans	2,783	4,691
Total loans, net	$10,636	$23,717